Summary of significant accounting policies - Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of significant accounting policies
Inventory Write-down	$ 0
Impairment of Long-lived Assets
Impairment loss of investments	0	$ 0	$ 0
Revenue recognition
Contract liabilities	$ 123	0
Operating lease term	12 months
Segment reporting
Number of operating segments | segment	1
Advertising expenses	$ 0	$ 0
Minimum
Revenue recognition
Operating lease term	1 year
Maximum
Revenue recognition
Operating lease term	3 years